Average Annual Total Returns - FidelityGrowthStrategiesFund-KPRO - FidelityGrowthStrategiesFund-KPRO - Fidelity Growth Strategies Fund	Jan. 28, 2023
Fidelity Growth Strategies Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(26.41%)
Past 5 years	8.11%
Past 10 years	11.64%
RS012
Average Annual Return:
Past 1 year	(26.72%)
Past 5 years	7.64%
Past 10 years	11.41%